[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]


                                                                April 13, 2007

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549


         Re: Advent/Claymore Global Convertible Securities & Income Fund Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 (File Nos. 333- 140951 and 811- 22022)
                  -------------------------------------------------------------

Ladies and Gentlemen:

     On behalf of Advent/Claymore Global Convertible Securities & Income Fund (the "Fund"), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended, and the General Rules and Regulations of the Securities and Exchange Commission ("the Commission") thereunder, and the Investment Company Act of 1940, as amended, and the General Rules of Regulations of the Commissions thereunder, one electronically signed Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-2 (the "Registration Statement").

     A registration fee of $30.70 was previously paid in connection with the initial filing of the Registration Statement. Should you have any questions or require further information with respect to this Registration Statement, please do not hesitate to contact me at (312) 407-0570.


                                                     Very truly yours,

                                                     /s/ Thomas A. Hale
                                                     --------------------------
                                                     Thomas A. Hale


Enclosures